Pensions - Actuarial assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	15.9	17.2
Description of Expected attrition	Expected attrition at 31 December 2018 was 0.2% and 0% for employees between 50-59 years and 60-67 years, and 0.2% and 2.2% in 2017. In 2018 a separate attrition rate of 3.2% was calculated for employees between 60-67 with immediate withdrawal of vested pension, thus remaining in the scheme.
Employee age group (50-59 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	0.20%	0.20%
Employee age group (60-67 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	0.00%	2.20%
Separate attrition rate	3.20%
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.50%	2.50%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.75%	2.50%
Rate of compensation increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.25%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.75%	2.25%
Expected rate of pension increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	1.75%	1.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.00%	1.75%
Expected increase of social security base amount (G-amount) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.25%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.75%	2.25%